Revenue (Tables)	6 Months Ended
Jun. 30, 2022
Revenue [abstract]
Disclosure of revenue by country and by major collaboration partner

Revenues by country
in TCHF, for the six months ended June 30	2022	2021

Revenues Switzerland	174,873	—
Revenues USA	9,653	4,028
Total revenues	184,526	4,028

Analysis of revenue by major collaboration partner
in TCHF, for the six months ended June 30	2022	2021

Novartis AG, Switzerland	167,873	—
FOPH, Switzerland	7,000	—
Amgen Inc., USA	9,653	4,028
Total revenues	184,526	4,028